Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Amortized Cost		$ 84,045	$ 88,740
Fair Value
Fair Value		$ 74,088	$ 77,874
Weighted- Average Maturity in Years
Total		8 years 8 months 12 days
Weighted- Average Yield
Total		2.22%	2.18%
Weighted average maturity of total held to maturity investment securities			9 years 2 months 12 days
Amortized Cost
Amortized Cost		$ 76,267
Fair Value
Fair Value	[1]	$ 69,706	$ 72,910
Weighted- Average Maturity in Years
Total		6 years 3 months 18 days	7 years 4 months 24 days
Weighted- Average Yield
Total		3.12%	2.94%
Federal statutory rate		21.00%	21.00%	21.00%
Portfolio basis adjustments excluded from amortized cost		$ 335
U.S. Treasury and agencies
Amortized Cost
Maturing in one year or less		50
Maturing after one year through five years		1,295
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		1,345	$ 1,344
Fair Value
Maturing in one year or less		50
Maturing after one year through five years		1,260
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 1,310	1,293
Weighted- Average Maturity in Years
Maturing in one year or less		3 months 18 days
Maturing after one year through five years		2 years 4 months 24 days
Total		2 years 3 months 18 days
Weighted- Average Yield
Maturing in one year or less		2.67%
Maturing after one year through five years		2.85%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		2.85%
Amortized Cost
Maturing in one year or less		$ 9
Maturing after one year through five years		8,882
Maturing after five years through ten years		11,165
Maturing after ten years		1,712
Amortized Cost		21,768
Fair Value
Maturing in one year or less		9
Maturing after one year through five years		8,378
Maturing after five years through ten years		9,827
Maturing after ten years		1,328
Fair Value		$ 19,542	22,033
Weighted- Average Maturity in Years
Maturing in one year or less		3 months 18 days
Maturing after one year through five years		3 years 8 months 12 days
Maturing after five years through ten years		6 years 9 months 18 days
Maturing after ten years		10 years 9 months 18 days
Total		5 years 10 months 24 days
Weighted- Average Yield
Maturing in one year or less		5.28%
Maturing after one year through five years		2.35%
Maturing after five years through ten years		2.08%
Maturing after ten years		2.02%
Total		2.19%
Mortgage-backed securities
Amortized Cost
Maturing in one year or less		$ 22
Maturing after one year through five years		1,268
Maturing after five years through ten years		75,984
Maturing after ten years		5,418
Amortized Cost		82,692
Fair Value
Maturing in one year or less		22
Maturing after one year through five years		1,266
Maturing after five years through ten years		67,094
Maturing after ten years		4,388
Fair Value		$ 72,770
Weighted- Average Maturity in Years
Maturing in one year or less		8 months 12 days
Maturing after one year through five years		2 years 6 months
Maturing after five years through ten years		8 years 9 months 18 days
Maturing after ten years		10 years 2 months 12 days
Total		8 years 9 months 18 days
Weighted- Average Yield
Maturing in one year or less		4.43%
Maturing after one year through five years		4.52%
Maturing after five years through ten years		2.19%
Maturing after ten years		1.91%
Total		2.21%
Amortized Cost
Maturing in one year or less		$ 83
Maturing after one year through five years		11,196
Maturing after five years through ten years		24,455
Maturing after ten years		1,161
Amortized Cost		36,895
Fair Value
Maturing in one year or less		81
Maturing after one year through five years		10,860
Maturing after five years through ten years		21,483
Maturing after ten years		1,003
Fair Value		$ 33,427
Weighted- Average Maturity in Years
Maturing in one year or less		9 months 18 days
Maturing after one year through five years		3 years 6 months
Maturing after five years through ten years		7 years 3 months 18 days
Maturing after ten years		10 years 10 months 24 days
Total		6 years 3 months 18 days
Weighted- Average Yield
Maturing in one year or less		2.26%
Maturing after one year through five years		3.80%
Maturing after five years through ten years		2.76%
Maturing after ten years		3.43%
Total		3.09%
Asset-backed securities
Amortized Cost
Maturing in one year or less		$ 0
Maturing after one year through five years		5,834
Maturing after five years through ten years		879
Maturing after ten years		0
Amortized Cost		6,713
Fair Value
Maturing in one year or less		0
Maturing after one year through five years		5,844
Maturing after five years through ten years		880
Maturing after ten years		0
Fair Value		$ 6,724	4,323
Weighted- Average Maturity in Years
Maturing after one year through five years		1 year 8 months 12 days
Maturing after five years through ten years		5 years 9 months 18 days
Total		2 years 2 months 12 days
Weighted- Average Yield
Maturing in one year or less		0.00%
Maturing after one year through five years		5.05%
Maturing after five years through ten years		7.15%
Maturing after ten years		0.00%
Total		5.33%
Obligations of state and political subdivisions
Amortized Cost
Maturing in one year or less		$ 225
Maturing after one year through five years		3,546
Maturing after five years through ten years		1,453
Maturing after ten years		5,643
Amortized Cost		10,867
Fair Value
Maturing in one year or less		225
Maturing after one year through five years		3,536
Maturing after five years through ten years		1,414
Maturing after ten years		4,814
Fair Value		$ 9,989	10,125
Weighted- Average Maturity in Years
Maturing in one year or less		4 months 24 days
Maturing after one year through five years		3 years
Maturing after five years through ten years		7 years 3 months 18 days
Maturing after ten years		15 years 3 months 18 days
Total		9 years 10 months 24 days
Weighted- Average Yield
Maturing in one year or less		5.52%
Maturing after one year through five years		4.55%
Maturing after five years through ten years		3.86%
Maturing after ten years		3.14%
Total		3.75%
Other
Amortized Cost
Maturing in one year or less		$ 0
Maturing after one year through five years		8
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		8	0
Fair Value
Maturing in one year or less		0
Maturing after one year through five years		8
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 8	0
Weighted- Average Maturity in Years
Maturing after one year through five years		2 years 9 months 18 days
Total		2 years 9 months 18 days
Weighted- Average Yield
Maturing in one year or less		0.00%
Maturing after one year through five years		2.56%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		2.56%
Amortized Cost
Maturing in one year or less		$ 0
Maturing after one year through five years		24
Maturing after five years through ten years		0
Maturing after ten years		0
Amortized Cost		24
Fair Value
Maturing in one year or less		0
Maturing after one year through five years		24
Maturing after five years through ten years		0
Maturing after ten years		0
Fair Value		$ 24	$ 6
Weighted- Average Maturity in Years
Maturing after one year through five years		1 year 8 months 12 days
Total		1 year 8 months 12 days
Weighted- Average Yield
Maturing in one year or less		0.00%
Maturing after one year through five years		4.51%
Maturing after five years through ten years		0.00%
Maturing after ten years		0.00%
Total		4.51%

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.